(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Focused High Yield Fund)
Investment objective
To seek high current income. Capital appreciation is a secondary goal.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (John Hancock Focused High Yield Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Focused High Yield Fund)	Class NAV
Management fee	0.50%
Other expenses	0.08%	[1]
Total annual fund operating expenses	0.58%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell of all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock Focused High Yield Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	59	186	324	726

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. Bonds rated at or below BB by Standard & Poor's Ratings Services (S&P) or Fitch Ratings, Inc. (Fitch) or Ba by Moody's Investors Service, Inc. (Moody's) are considered junk bonds. These may include, but are not limited to, domestic and foreign corporate bonds and government obligations, debentures and notes, convertible securities and preferred securities. No more than 10% of the fund's total assets may be invested in securities that are rated in default by S&P or Moody's. The fund's investment policies are based on credit ratings at the time of purchase. There is no limit on the fund's average maturity.

The manager concentrates on industry allocation and securities selection in making investment decisions. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves. The fund may hold up to 20% of its total assets in the securities of companies in any one industry and up to 10% of its total assets in the securities of any individual issuer. The fund typically invests in a broad range of industries.

The fund may invest in both investment-grade and below-investment-grade asset-backed securities. The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities, indexes and foreign currency; options on futures contracts, securities, indexes and foreign currency; interest-rate, foreign currency and credit default swaps; and foreign currency forward contracts. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size. The fund may trade securities actively.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 19 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in short-term interest rates could cause high volatility in fixed-income markets to continue. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-size company risk. Small and mid-size companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on June 30, 1993. Class NAV shares commenced operations on October 21, 2013. Returns prior to the commencement date of Class NAV shares are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2015, was 2.20%. Best quarter: Q3 '09, 29.40% Worst quarter: Q4 '08, –30.22%
Average annual total returns (%)—as of 12/31/14
Average Annual Total Returns - (John Hancock Focused High Yield Fund) -	1 Year	5 Years	10 Years
Class NAV	(0.22%)	8.83%	5.30%
Class NAV | after tax on distributions	(3.20%)	5.96%	2.12%
Class NAV | after tax on distributions, with sale	(0.06%)	5.71%	2.74%
Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	2.50%	8.88%	7.61%

(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Conservative Absolute Return Fund)
Investment objective
To seek long-term absolute return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (John Hancock Global Conservative Absolute Return Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Global Conservative Absolute Return Fund)	Class NAV
Management fee	0.85%
Other expenses	0.28%	[1]
Total annual fund operating expenses	1.13%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell of all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock Global Conservative Absolute Return Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	115	359	622	1,375

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal investment strategies

The fund may use an extensive range of investment strategies and invest in a wide spectrum of fixed-income, debt, and money market securities, as well as derivative instruments, in pursuing its investment objective.

The fund may invest in fixed-income, debt, and money market securities of companies and government and supranational entities around the world, including in emerging markets. The fund is not subject to any maturity, market capitalization or credit quality restrictions and may invest in high-yield below-investment-grade bonds (junk bonds) without limitation. The fund may invest significantly in particular economic sectors.

The fund also may invest in money market funds. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States. The fund also invests extensively in derivative instruments, which may relate to fixed-income and debt securities, interest rates, total return rates, currencies or currency exchange rates, or indexes. Derivatives, including futures, options, swaps (including credit default and variance swaps), and foreign currency forward contracts, may be used both for investment and hedging purposes and to take long and short positions in markets, currencies, securities, and groups of securities.

The manager seeks to maximize risk-adjusted absolute return by using multiple strategies across listed fixed-income and debt securities, currencies, derivatives, or other instruments as part of a diversified global portfolio. These strategies include exploiting market cyclicality and a diverse array of inefficiencies across and within global markets. The manager manages the fund's investment strategies dynamically over time and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 19 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in short-term interest rates could cause high volatility in fixed-income markets to continue. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; foreign currency forward contracts; futures contracts; options; and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-size company risk. Small and mid-size companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Bank of America Merrill Lynch U.S. Dollar 1 Month LIBID Average Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2015, was 0.51%. Best quarter: Q4 '13, 1.16% Worst quarter: Q4 '14, –1.13%
Average annual total returns (%)—as of 12/31/14
Average Annual Total Returns - (John Hancock Global Conservative Absolute Return Fund) -	1 Year	Since Inception	Inception Date
Class NAV	(0.05%)	0.38%	Jul. 16, 2013
Class NAV | after tax on distributions	(1.19%)	(0.41%)	Jul. 16, 2013
Class NAV | after tax on distributions, with sale	(0.04%)	0.07%	Jul. 16, 2013
Barclays U.S. Aggregate 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)	1.69%	1.66%	Jul. 16, 2013
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)	0.08%	0.08%	Jul. 16, 2013

(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Global Short Duration Credit Fund)
Investment objective
To seek to maximize total return consisting of current income and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (John Hancock Global Short Duration Credit Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Global Short Duration Credit Fund)	Class NAV
Management fee	0.73%
Other expenses	0.07%
Total annual fund operating expenses	0.80%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell of all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock Global Short Duration Credit Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	82	255	444	990

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. These bonds may include investment-grade and below-investment-grade (junk) bonds issued by U.S. and foreign corporations and U.S. and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities, including those of issuers in emerging markets. The fund may also invest in preferred securities and other types of debt securities.

The manager uses a fundamental approach to security selection across all sectors of the bond market. Credit sectors in which the fund typically invests include U.S. government obligations, mortgage- and asset-backed securities, exchange-traded funds (ETFs), bank loans, investment-grade and below-investment-grade sovereign debt, and investment- and below-investment-grade U.S. and foreign corporate debt, including floating-rate loans. The fund seeks income stability during periods of credit expansion or contraction. Regional, country, and currency allocation will be dynamic over time in response to market conditions.

The fund may invest up and down an issuer's capital structure (excluding common equity) and across the credit quality spectrum, except that the fund may not invest more than 10% of its total assets in junk bonds rated as low as D (in default) by Standard & Poor's Ratings Services (S&P), Moody's Investors Service, Inc. (Moody's), Fitch Ratings, Inc. (Fitch), or an equivalent nationally recognized statistical rating organization (NRSRO) (and their unrated equivalents). The fund's investment policies are based on credit ratings at the time of purchase. The fund will not be managed to correspond to a market benchmark.

The manager will tactically manage duration, which will typically be less than three years. The value of an investment held by a fixed-income fund with a duration of three years, for example, decreases by approximately 3% for every 1% increase in interest rates and increases by approximately 3% with every 1% decrease in interest rates.

The fund may invest in derivatives and actively manage currency to mitigate risk, enhance returns, and diversify its portfolio. Derivatives may include exchange-traded futures and options, currency forwards and options, and over-the-counter (OTC) transactions (e.g., credit default swaps (CDS) and interest-rate swaps). The fund may also utilize derivatives on the Chicago Board Options Exchange Market Volatility Index (VIX) or CDS Indexes (CDX), or on longer-term U.S. Treasury futures. The manager may hedge, cross-hedge, and proxy hedge currency exposures, as well as take outright naked long positions through currency derivatives. The fund may invest in long CDS exposure (selling protection) to augment income opportunities in select credits where the mandated term structure could not otherwise be attained, consistent with the fund's goal of delivering current income.

Although the fund's strategies are typically not leverage-based, certain derivative holdings in the portfolio may provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 19 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in short-term interest rates could cause high volatility in fixed-income markets to continue. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: credit default swaps; currency options; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Leveraging risk. Using derivatives may result in a leveraged portfolio. Leverage increases a fund's losses when the value of its investments declines.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Risks associated with loan participations and assignments include credit, interest-rate, counterparty, liquidity, and lending risk.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Barclays Global High Yield Corporate 1-5 Year Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2015, was 2.52%. Best quarter: Q2 '14, 3.31% Worst quarter: Q4 '14, –3.99%
Average annual total returns (%)—as of 12/31/14
Average Annual Total Returns - (John Hancock Global Short Duration Credit Fund) -	1 Year	Since Inception	Inception Date
Class NAV	(0.45%)	(0.27%)	Oct. 21, 2013
Class NAV | after tax on distributions	(3.06%)	(2.81%)	Oct. 21, 2013
Class NAV | after tax on distributions, with sale	(0.21%)	(1.29%)	Oct. 21, 2013
Barclays Global High Yield Corporate 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)	(2.58%)	(0.45%)	Oct. 21, 2013
Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)	0.01%	1.55%	Oct. 21, 2013

(John Hancock Bond Trust - Class NAV Shares) | (John Hancock Investment Grade Bond Fund)
Investment objective
To seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (John Hancock Investment Grade Bond Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Investment Grade Bond Fund)	Class NAV
Management fee	0.40%
Other expenses	0.10%	[1]
Total annual fund operating expenses	0.50%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell of all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock Investment Grade Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	51	160	280	628

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures, mortgage-related and asset-backed securities, U.S. government and agency securities, and U.S. dollar-denominated securities of foreign governments and corporations. The fund's investment policies are based on credit ratings at the time of purchase. The fund may invest in bonds of any maturity, but normally maintains a dollar-weighted average maturity of between three and ten years.

The manager concentrates on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.

The fund may engage in derivative transactions, including futures contracts and options may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. The fund may trade securities actively.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 19 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in short-term interest rates could cause high volatility in fixed-income markets to continue. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on December 31, 1991. Because Class NAV shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the six months ended June 30, 2015, was 0.20%. Best quarter: Q3 '09, 8.34% Worst quarter: Q4 '08, –3.24%
Average annual total returns (%)—as of 12/31/14
Average Annual Total Returns - (John Hancock Investment Grade Bond Fund) -	1 Year	5 Years	10 Years
Class NAV	6.54%	6.30%	5.61%
Class NAV | after tax on distributions	5.10%	4.74%	3.93%
Class NAV | after tax on distributions, with sale	3.68%	4.26%	3.69%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.71%